Derivative financial instruments (Details Narrative)	Dec. 31, 2022
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Derivative hedge percentage	80.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Derivative hedge percentage	125.00%